Company Restructuring (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Company Restructuring
Restructuring and related charges	$ 44	$ 30	$ 130